                           FLEXIBLE PREMIUM VARIABLE
                               ANNUITY CONTRACT

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

            METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
              PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Equity and Income Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. -- CLASS B
  Global Thematic Growth Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Dynamic Capital Appreciation Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth Securities Fund
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable All Cap Value Portfolio
  ClearBridge Variable Appreciation Portfolio
  ClearBridge Variable Equity Income Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Mid Cap Core Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A
  BlackRock Large Cap Core Portfolio -- Class E
  Invesco Comstock Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Frontier Mid Cap Growth Portfolio -- Class D
  Jennison Growth Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  T. Rowe Price Large Cap Growth Portfolio -- Class B

Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4587.

Certain Underlying Funds have been subject to a name change or merger. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

               Mortality and Expense Risk Charge..... 1.25%/(1)/
               Administrative Expense Charge......... 0.15%
                                                      -----
               TOTAL ANNUAL SEPARATE ACCOUNT CHARGES. 1.40%

--------------
(1) We will waive the following amount of the Mortality and Expense Risk
    Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following portfolios: 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio --Class B; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-457-4587.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                 MINIMUM   MAXIMUM
                                                                               --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)...........   0.35%     1.24%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       DISTRIBUTION                               TOTAL
                                                          AND/OR                                 ANNUAL     FEE WAIVER
                                            MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE
UNDERLYING FUND                                FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT
---------------                             ---------- ------------ -------- ------------------ --------- --------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund.......    0.39%        --        0.28%          --           0.67%         --
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio..........    0.75%       0.25%      0.24%          --           1.24%         --
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  SERVICE CLASS 2
 Contrafund(R) Portfolio...................    0.56%       0.25%      0.08%          --           0.89%         --
 Dynamic Capital Appreciation
   Portfolio...............................    0.56%       0.25%      0.26%          --           1.07%         --

                                            NET TOTAL
                                             ANNUAL
                                            OPERATING
UNDERLYING FUND                             EXPENSES
---------------                             ---------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund.......   0.67%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
  FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio..........   1.24%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
  SERVICE CLASS 2
 Contrafund(R) Portfolio...................   0.89%
 Dynamic Capital Appreciation
   Portfolio...............................   1.07%

                                                        DISTRIBUTION                               TOTAL
                                                           AND/OR                                 ANNUAL     FEE WAIVER
                                             MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE
UNDERLYING FUND                                 FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT
---------------                              ---------- ------------ -------- ------------------ --------- --------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund..........................    0.51%       0.25%      0.29%         --            1.05%         --
 Templeton Foreign Securities Fund..........    0.64%       0.25%      0.15%         --            1.04%         --
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 ClearBridge Variable Aggressive Growth
   Portfolio................................    0.75%        --        0.06%         --            0.81%        0.00%
 ClearBridge Variable All Cap Value
   Portfolio................................    0.75%        --        0.06%         --            0.81%        0.00%
 ClearBridge Variable Appreciation
   Portfolio................................    0.71%        --        0.05%         --            0.76%        0.00%
 ClearBridge Variable Equity Income
   Portfolio................................    0.75%        --        0.07%         --            0.82%        0.00%
 ClearBridge Variable Large Cap Growth
   Portfolio................................    0.75%        --        0.13%         --            0.88%        0.00%
 ClearBridge Variable Large Cap Value
   Portfolio................................    0.65%        --        0.09%         --            0.74%        0.00%
 ClearBridge Variable Mid Cap Core
   Portfolio................................    0.75%        --        0.19%         --            0.94%        0.00%
 ClearBridge Variable Small Cap Growth
   Portfolio................................    0.75%        --        0.11%         --            0.86%        0.00%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
 Western Asset Variable Global High
   Yield Bond Portfolio.....................    0.70%        --        0.12%         --            0.82%        0.00%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..................................    0.60%        --        0.05%        0.01%          0.66%         --
 BlackRock Large Cap Core Portfolio --
   Class E..................................    0.59%       0.15%      0.05%         --            0.79%        0.01%
 Invesco Comstock Portfolio --
   Class B..................................    0.57%       0.25%      0.03%         --            0.85%        0.02%
 MFS(R) Research International Portfolio --
   Class B..................................    0.68%       0.25%      0.07%         --            1.00%        0.05%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+....................    0.65%       0.25%      0.07%         --            0.97%        0.01%
 PIMCO Total Return Portfolio --
   Class B..................................    0.48%       0.25%      0.03%         --            0.76%         --
 Pioneer Fund Portfolio -- Class A..........    0.64%        --        0.04%         --            0.68%        0.03%
 Pioneer Strategic Income Portfolio --
   Class A..................................    0.57%        --        0.06%         --            0.63%         --
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.....................    0.57%       0.25%      0.02%         --            0.84%         --
 Third Avenue Small Cap Value
   Portfolio -- Class B.....................    0.74%       0.25%      0.03%         --            1.02%        0.01%

                                             NET TOTAL
                                              ANNUAL
                                             OPERATING
UNDERLYING FUND                              EXPENSES
---------------                              ---------
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund..........................   1.05%
 Templeton Foreign Securities Fund..........   1.04%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 ClearBridge Variable Aggressive Growth
   Portfolio................................   0.81%
 ClearBridge Variable All Cap Value
   Portfolio................................   0.81%
 ClearBridge Variable Appreciation
   Portfolio................................   0.76%
 ClearBridge Variable Equity Income
   Portfolio................................   0.82%
 ClearBridge Variable Large Cap Growth
   Portfolio................................   0.88%
 ClearBridge Variable Large Cap Value
   Portfolio................................   0.74%
 ClearBridge Variable Mid Cap Core
   Portfolio................................   0.94%
 ClearBridge Variable Small Cap Growth
   Portfolio................................   0.86%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
 Western Asset Variable Global High
   Yield Bond Portfolio.....................   0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --
   Class A..................................   0.66%
 BlackRock Large Cap Core Portfolio --
   Class E..................................   0.78%
 Invesco Comstock Portfolio --
   Class B..................................   0.83%
 MFS(R) Research International Portfolio --
   Class B..................................   0.95%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+....................   0.96%
 PIMCO Total Return Portfolio --
   Class B..................................   0.76%
 Pioneer Fund Portfolio -- Class A..........   0.65%
 Pioneer Strategic Income Portfolio --
   Class A..................................   0.63%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.....................   0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.....................   1.01%

                                                  DISTRIBUTION                               TOTAL                  NET TOTAL
                                                     AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                       MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
UNDERLYING FUND                           FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
---------------                        ---------- ------------ -------- ------------------ --------- -------------- ---------
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
   Class A............................    0.32%        --        0.04%          --           0.36%        0.00%       0.36%
 BlackRock Capital Appreciation
   Portfolio -- Class A...............    0.70%        --        0.03%          --           0.73%        0.01%       0.72%
 BlackRock Money Market Portfolio --
   Class A............................    0.33%        --        0.02%          --           0.35%        0.01%       0.34%
 Frontier Mid Cap Growth Portfolio --
   Class D............................    0.73%       0.10%      0.05%          --           0.88%        0.02%       0.86%
 Jennison Growth Portfolio -- Class B.    0.61%       0.25%      0.03%          --           0.89%        0.07%       0.82%
 MetLife Stock Index Portfolio --
   Class B............................    0.25%       0.25%      0.03%          --           0.53%        0.01%       0.52%
 MFS(R) Total Return Portfolio --
   Class F............................    0.55%       0.20%      0.05%          --           0.80%         --         0.80%
 MFS(R) Value Portfolio -- Class D....    0.70%       0.10%      0.03%          --           0.83%        0.13%       0.70%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B...............    0.60%       0.25%      0.04%          --           0.89%        0.01%       0.88%
 Western Asset Management U.S.
   Government Portfolio -- Class A+...    0.47%        --        0.03%          --           0.50%        0.02%       0.48%

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

The current VARIABLE FUNDING OPTIONS are listed below, along with their investment advisers and any subadviser:

                                                    INVESTMENT                             INVESTMENT
           FUNDING OPTION                            OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------- -------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
 Invesco V.I. Equity and Income Fund   Seeks both capital appreciation and    Invesco Advisers, Inc.
                                       current income.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND, INC. -- CLASS B
 Global Thematic Growth Portfolio      Seeks long-term growth of capital.     AllianceBernstein L.P.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio               Seeks long-term capital appreciation.  Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
 Dynamic Capital Appreciation          Seeks capital appreciation.            Fidelity Management & Research
   Portfolio                                                                  Company
                                                                              Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth         Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund
 Templeton Foreign Securities Fund     Seeks long-term capital growth.        Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
 ClearBridge Variable Aggressive       Seeks capital appreciation.            Legg Mason Partners Fund Advisor, LLC
   Growth Portfolio                                                           Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable All Cap Value    Seeks long-term capital growth.        Legg Mason Partners Fund Advisor, LLC
   Portfolio                           Current income is a secondary          Subadviser: ClearBridge Investments,
                                       consideration.                         LLC
 ClearBridge Variable Appreciation     Seeks long-term appreciation of        Legg Mason Partners Fund Advisor, LLC
   Portfolio                           capital.                               Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Equity Income    Seeks a high level of current income.  Legg Mason Partners Fund Advisor, LLC
   Portfolio                           Long-term capital appreciation is a    Subadviser: ClearBridge Investments,
                                       secondary objective.                   LLC
 ClearBridge Variable Large Cap        Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor, LLC
   Growth Portfolio                                                           Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Large Cap        Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor, LLC
   Value Portfolio                     Current income is a secondary          Subadviser: ClearBridge Investments,
                                       objective.                             LLC
 ClearBridge Variable Mid Cap Core     Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor, LLC
   Portfolio                                                                  Subadviser: ClearBridge Investments,
                                                                              LLC
 ClearBridge Variable Small Cap        Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor, LLC
   Growth Portfolio                                                           Subadviser: ClearBridge Investments,
                                                                              LLC

                                                       INVESTMENT                              INVESTMENT
            FUNDING OPTION                             OBJECTIVE                           ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST -- CLASS I
 Western Asset Variable Global High     Seeks to maximize total return,           Legg Mason Partners Fund Advisor, LLC
   Yield Bond Portfolio                 consistent with the preservation of       Subadvisers: Western Asset
                                        capital.                                  Management Company; Western Asset
                                                                                  Management Company Limited;
                                                                                  Western Asset Management Company
                                                                                  Pte. Ltd.
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
   Class A                              consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
 BlackRock Large Cap Core Portfolio     Seeks long-term capital growth.           MetLife Advisers, LLC
   -- Class E                                                                     Subadviser: BlackRock Advisors, LLC
 Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
   Class B                                                                        Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
   Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
 Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
   Portfolio -- Class B+                                                          Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
 PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
   Class B                              consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
 Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
 Pioneer Strategic Income Portfolio --  Seeks a high level of current income.     MetLife Advisers, LLC
   Class A                                                                        Subadviser: Pioneer Investment
                                                                                  Management, Inc.
 T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
   Portfolio -- Class B                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
 Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
   Portfolio -- Class B                                                           Subadviser: Third Avenue
                                                                                  Management LLC
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
   Class A                              primarily from investing in fixed-        Subadviser: BlackRock Advisors, LLC
                                        income securities.
 BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
   Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market                 Seeks a high level of current income      MetLife Advisers, LLC
   Portfolio -- Class A                 consistent with preservation of capital.  Subadviser: BlackRock Advisors, LLC
 Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       MetLife Advisers, LLC
   Class D                                                                        Subadviser: Frontier Capital
                                                                                  Management Company, LLC
 Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                  Subadviser: Jennison Associates LLC

                                                         INVESTMENT                             INVESTMENT
             FUNDING OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- ------------------------------------
 MetLife Stock Index Portfolio --          Seeks to track the performance of the    MetLife Advisers, LLC
   Class B                                 Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
 MFS(R) Total Return Portfolio -- Class F  Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
 MFS(R) Value Portfolio -- Class D         Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital        MetLife Advisers, LLC
   Portfolio -- Class B                    and, secondarily, dividend income.       Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
 Western Asset Management U.S.             Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio -- Class A+        consistent with preservation of capital  Subadviser: Western Asset
                                           and maintenance of liquidity.            Management Company

--------------
+ Not available under all Contracts. Availability depends on Contract issue date.

               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS
--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

THE FOLLOWING FORMER UNDERLYING FUNDS WERE RENAMED.

              FORMER NAME                              NEW NAME
 --------------------------------------  -------------------------------------
 AIM VARIABLE INSURANCE FUNDS (INVESCO   AIM VARIABLE INSURANCE FUNDS (INVESCO
   VARIABLE INSURANCE FUNDS)               VARIABLE INSURANCE FUNDS)
   Invesco Van Kampen V.I. Equity and      Invesco V.I. Equity and Income Fund
    Income Fund
 LEGG MASON PARTNERS VARIABLE EQUITY     LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST                                   TRUST
   Legg Mason ClearBridge Variable         ClearBridge Variable Aggressive
    Aggressive Growth Portfolio             Growth Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Appreciation
    Appreciation Portfolio                  Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable All Cap Value
    Fundamental All Cap Value Portfolio     Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Equity Income
    Equity Income Builder Portfolio         Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Large Cap
    Large Cap Growth Portfolio              Growth Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Large Cap
    Large Cap Value Portfolio               Value Portfolio
   Legg Mason ClearBridge Variable Mid     ClearBridge Variable Mid Cap Core
    Cap Core Portfolio                      Portfolio
   Legg Mason ClearBridge Variable         ClearBridge Variable Small Cap
    Small Cap Value Portfolio               Value Portfolio
 LEGG MASON PARTNERS VARIABLE INCOME     LEGG MASON PARTNERS VARIABLE INCOME
   TRUST                                   TRUST
   Legg Mason Western Asset Variable       Western Asset Variable Global High
    Global High Yield Bond Portfolio        Yield Bond Portfolio

              FORMER NAME                             NEW NAME
 -------------------------------------  -------------------------------------
 MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
   Van Kampen Comstock Portfolio          Invesco Comstock Portfolio
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   BlackRock Aggressive Growth            Frontier Mid Cap Growth Portfolio
    Portfolio
   BlackRock Legacy Large Cap Growth      BlackRock Capital Appreciation
    Portfolio                              Portfolio

UNDERLYING FUND MERGER

THE FOLLOWING FORMER UNDERLYING FUND MERGED WITH AND INTO THE NEW UNDERLYING
FUND.

     FORMER UNDERLYING FUND/TRUST             NEW UNDERLYING FUND/TRUST
 -------------------------------------  -------------------------------------
 METROPOLITAN SERIES FUND               METROPOLITAN SERIES FUND
   FI Value Leaders Portfolio             MFS(R) Value Portfolio

                                   TRANSFERS
--------------------------------------------------------------------------------

We have modified the MARKET TIMING/EXCESSIVE TRADING subsection to read as follows:

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, (i.e., the AllianceBernstein Global Thematic Growth Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable Global High Yield Bond Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio and Third Avenue Small Cap Value Portfolio -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

.. reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

.. reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in the prospectus are not treated as transfers when we monitor the frequency of transfers.

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

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract.

Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent trading in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent trading; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide the Underlying Fund promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.

                             OWNERSHIP PROVISIONS
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We have added the following paragraph to the BENEFICIARY subsection:

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-497-4857 to make such changes.

                               OTHER INFORMATION
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FINANCIAL STATEMENTS

The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

 5 Park Plaza, Suite 1900
 Irvine, CA 92614

                                                SUPP -- Book 23A (& 23B) 4/13

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